Flight Equipment Held for Operating Lease (Flight Equipment Held For Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Flight equipment held for operating leases
Cost	$ 4,428,783	$ 3,597,330
Accumulated depreciation	(723,376)	(562,418)
Net flight equipment held for operating leases	$ 3,705,407	$ 3,034,912